UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                -------------

Check here if Amendment [ ];                    Amendment Number: ___
  This Amendment (Check only one):
       [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gandhara Advisors Europe LLP
Address:   6th Floor
           65 Curzon Street
           London W1J 8PE
           England

Form 13F File Number: 28-11840

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Davide Erro
Title:     Director

Phone:     0-11-44-207-491-6100

Signature, Place, and Date of Signing:


/s/ Davide Erro               London, England           August 7, 2007
------------------------      ---------------           -----------------
[Signature]                    [City, State]            [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: $433952 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No. 1
   ---
Form 13F File Number 28-11841
Name:  Gandhara Advisors Asia Limited
       ------------------------------

No. 2
   ---
Form 13F File Number 28-11842
Name:  Davide Erro
       ---------------------

                                                     Form 13F Information Table
--------------------- --------- ----------- ---------- --------------------------- ------------ --------- --------------------------
      Column 1        Column 2   Column 3    Column 4           Column 5             Column 6   Column 7          Column 8
--------------------- --------- ----------- ---------- --------------------------- ------------ --------- --------------------------
   Name of Issuer     Title of     CUSIP      Value    Shrs /     SH /    Put/Call  Investment    Other       Voting Authority
                        Class                (x$1000)  Prn Amt    PRN               Discretion  Managers
                                                                                                          ---------- ------- -------
                                                                                                            Sole     Shared   None
--------------------- --------- ----------- ---------- ---------- ------- -------- ------------ --------- ---------- ------- -------
Cheniere Energy Inc.     COM     16411R208    90778     2340239     SH                DEFINED      1,2     2340239
--------------------- --------- ----------- ---------- ---------- ------- -------- ------------ --------- ---------- ------- -------
  Cheniere Energy     COM UNIT   16411Q101      92       4700       SH                DEFINED      1,2      4700
    Partners LP
--------------------- --------- ----------- ---------- ---------- ------- -------- ------------ --------- ---------- ------- -------
Companhia Vale do Rio Sponsored  204412209    169531    3805400     SH                DEFINED      1,2     3805400
        Doce             ADR
--------------------- --------- ----------- ---------- ---------- ------- -------- ------------ --------- ---------- ------- -------
      EBAY Inc.          COM     278642103    138985    4319000     SH                DEFINED      1,2     4319000

--------------------- --------- ----------- ---------- ---------- ------- -------- ------------ --------- ---------- ------- -------
Las Vegas Sands Corp     COM     517834107    34566     452500      SH                DEFINED      1,2     452500

--------------------- --------- ----------- ---------- ---------- ------- -------- ------------ --------- ---------- ------- -------


REPORT SUMMARY     5 DATA RECORDS              433952            2 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED